Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets and lease liabilities
Summary of right-of-use assets - changes in the year

					2020	2019
		Machinery,
		equipment, and
	Buildings	facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year
Cost	6,836	10,280	5,846	22,810	45,772	41,521
Accumulated amortization	(1,569)	(2,878)	(3,675)	(8,103)	(16,225)	—
Net balance at the beginning of the year	5,267	7,402	2,171	14,707	29,547	41,521
New contracts	329	1,441	—	4,015	5,785	3,517
Amortization	(1,560)	(2,821)	(1,887)	(6,200)	(12,468)	(16,225)
Reclassification – note 23 (a)	—	—	—	—	—	2,278
Foreign exchange effects	(704)	(1,082)	—	(2,209)	(3,995)	(1,544)
Balance at the end of the year	3,332	4,940	284	10,313	18,869	29,547
Cost	6,461	10,639	5,846	24,616	47,562	45,772
Accumulated amortization	(3,129)	(5,699)	(5,562)	(14,303)	(28,693)	(16,225)
Net balance at the end of the year	3,332	4,940	284	10,313	18,869	29,547

Average annual amortization rates %	25	35	63	39

Summary of lease liabilities - changes in the year

	2020	2019
Balance at the beginning of the year	34,384	41,450
New contracts	5,785	3,517
Payments of lease liabilities	(9,100)	(13,280)
Interest paid on lease liabilities	(1,385)	(3,259)
Interest accrued - note 10	1,757	3,416
Reclassification	—	3,087
Foreign exchange effects	(5,752)	(547)
Balance at the end of the year	25,689	34,384
Current liabilities	15,999	16,474
Non-current liabilities	9,690	17,910